ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Details) $ in Thousands, $ in Thousands		Dec. 31, 2021 ARS ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)
CURRENT ASSETS [Abstract]
Total current assets		$ 29,940,026		$ 20,547,848
NON-CURRENT ASSETS [Abstract]
Total non-current assets		22,452,905		20,779,553
Total assets		52,392,931		41,327,401
CURRENT LIABILITIES [Abstract]
Total current liabilities		8,779,436		7,598,409
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		51,398,757		64,803,255
TOTAL LIABILITIES		60,178,193		72,401,664
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		6,068,325		4,231,794
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		1,180,605		1,413,970
Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		51,398,757		64,803,255
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		4,428,802		7,023,927
Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		1,910		27,651
NON-CURRENT ASSETS [Abstract]
Total non-current assets		22,444,522		20,768,077
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		10,623,500		9,279,066
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		1,617,900		1,016,052
NON-CURRENT ASSETS [Abstract]
Total non-current assets		8,383		11,476
Foreign Currency [Member]
CURRENT ASSETS [Abstract]
Total current assets		13,679,140	$ 133,429	12,212,144	$ 96,375
NON-CURRENT ASSETS [Abstract]
Total non-current assets		22,443,338	218,917	20,763,406	163,858
Total assets		36,122,478	352,346	32,975,550	260,233
CURRENT LIABILITIES [Abstract]
Total current liabilities		5,064,140	49,300	4,174,059	32,862
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		51,398,757	500,377	64,803,255	510,192
TOTAL LIABILITIES		56,462,897	549,677	68,977,314	543,054
Foreign Currency [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 3,883,535	$ 37,807	2,760,089	21,730
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	102.720	102.720
Foreign Currency [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 1,180,605	$ 11,493	1,413,970	11,132
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	102.720	102.720
Foreign Currency [Member] | Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 51,398,757	$ 500,377	64,803,255	510,192
Exchange rate (in Ps. per dollars) | $ / $	[1]	102.720	102.720
Foreign Currency [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 155,010	$ 1,512	5,759,726	45,454
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	102.520	102.520
Foreign Currency [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 0	$ 0	23,062	182
NON-CURRENT ASSETS [Abstract]
Total non-current assets		$ 22,443,338	$ 218,917	20,763,406	163,858
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	102.520	102.520
Foreign Currency [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 6,717,315	$ 65,522	3,201,152	25,263
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	102.520	102.520
Foreign Currency [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 6,806,815	$ 66,395	2,947,656	23,262
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	102.520	102.520
Foreign Currency [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 0	$ 0	$ 280,548	$ 2,214
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	102.520	102.520

[1]	Sell exchange rate at the end of fiscal year
[2]	Buy exchange rate at the end of fiscal year